January 26, 2021

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 1 to Registration Statement on Form N-6

Prospectus Title: MassMutual Apex VULSM

File Nos. 333-229670 and 811-08075

Class Identifier: C000211478

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 referenced above.

The purpose of this filing is to comply with Rule 498A under the Securities Act of 1933 by filing a revised statutory prospectus, an initial summary prospectus, and revised Statement of Additional Information for the Staff's review. The Part C of this Registration Statement has also been updated to comply with the revised Form N-6 under Rule 498A.

Please contact me if you have any questions regarding this filing or if there is anything I can do to facilitate your review of this filing. I may be reached at (860) 562-2455 or angelabrown@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown

Lead Counsel, Life Insurance Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.